Financial investments - Additional information (Detail)	1 Months Ended	12 Months Ended
	Oct. 31, 2021 PEN (S/) shares	Dec. 31, 2021 PEN (S/) shares	Dec. 31, 2020 PEN (S/) shares	Dec. 31, 2019 PEN (S/)	Oct. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Debt securities held		S/ 17,921,275,000	S/ 18,153,492,000
(Loss) recovery due to impairment of financial investments		(30,898,000)	32,904,000	S/ 6,790,000
Investments at amortized cost		64,217,975,000	62,684,768,000
Investments estimated fair value		3,181,392,000	2,988,539,000
Investments at amortized cost, gain			0	8,474,000
Investments measured at fair value through profit or loss held for trading		282,781,000	357,325,000
Investments mandatorily measured at fair value through profit or loss		2,423,490,000	1,685,452,000
Net gain from financial assets at fair value through profit or loss		85,075,000	205,090,000	41,027,000
Dividend From Entities		S/ 24,492,000	S/ 12,822,000	S/ 13,716,000
Bottom of range [member]
Disclosure of financial assets [line items]
Investments maturity date		September 2023	September 2023
investments effective interest rate		4.29%	4.29%
Top of range [member]
Disclosure of financial assets [line items]
Investments maturity date		August 2037	August 2037
investments effective interest rate		6.58%	5.15%
Interbank [member]
Disclosure of financial assets [line items]
Investments at amortized cost		S/ 340,518,000
Investments at amortized cost, gain		8,474,000
InRetail Peru Corp. [Member]
Disclosure of financial assets [line items]
Debt securities held	S/ 341,646,000	S/ 1,240,052,000			$ 84,108,000
Investment owned, ownership percentage	2.33%
Share Issued at fair value through other comprehensive income | shares	2,396,920	58,330,820
Gain(Loss) on sale of shares at fair value through other comprehensive income	S/ 270,993,000	S/ 180,905,000
InRetail Peru Corp. [Member] | Retained earnings [member]
Disclosure of financial assets [line items]
Debt securities held			S/ 158,083,000
Share Issued at fair value through other comprehensive income | shares			994,915
Gain(Loss) on sale of shares at fair value through other comprehensive income			S/ 24,154,000
Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Investments at amortized cost		3,296,030,000	2,707,298,000
Loans issued by BCRP [member] | Interbank [member]
Disclosure of financial assets [line items]
Debt securities held		S/ 1,643,293,000	S/ 1,071,740,000